Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Amortization expense	$ 2,063	$ 2,150	$ 1,958
Licensed Software [Member]
Intangible Assets [Line Items]
Weighted average amortization period	4 years 9 months 29 days	5 years 3 days	5 years 3 months 3 days
Cost of Revenues [Member]
Intangible Assets [Line Items]
Amortization expense	$ 1,550	$ 2,130	$ 1,940
General and Administrative Expense [Member]
Intangible Assets [Line Items]
Amortization expense	$ 510	$ 20	$ 20